Share Capital - Summary of Options Outstanding (Details)		12 Months Ended
		Apr. 30, 2023 shares $ / shares	Apr. 30, 2023 shares $ / shares	Apr. 30, 2022 shares	Apr. 30, 2021 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | $ / shares		$ 8.03
Remaining life (year)		3 years 3 months 7 days
Options outstanding		1,884,428	1,884,428	1,624,150	1,358,900
Unvested		813,845	813,845
Vested		1,070,583	1,070,583
Option Expiry Date September 24, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		September 24, 2023
Exercise price | $ / shares		$ 4.75
Remaining life (year)		4 months 24 days
Options outstanding		19,000	19,000
Vested		19,000	19,000
Option Expiry Date November 7, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		November 7, 2023
Exercise price | $ / shares		$ 4.10
Remaining life (year)		6 months 7 days
Options outstanding		20,000	20,000
Vested		20,000	20,000
Option Expiry Date December 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		December 31, 2023
Exercise price | $ / shares		$ 5.00
Remaining life (year)		8 months 1 day
Options outstanding		180,000	180,000
Vested		180,000	180,000
Option Expiry Date January 11, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 11, 2024
Exercise price | $ / shares		$ 5.00
Remaining life (year)		8 months 12 days
Options outstanding		60,000	60,000
Vested		60,000	60,000
Option Expiry Date September 1, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		September 1, 2025
Exercise price | $ / shares		$ 8.50
Remaining life (year)		2 years 4 months 2 days
Options outstanding		250,000	250,000
Vested		250,000	250,000
Option Expiry Date January 6, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 6, 2026
Exercise price | $ / shares		$ 20.30
Remaining life (year)		2 years 8 months 8 days
Options outstanding		210,000	210,000
Vested		210,000	210,000
Option Expiry Date May 9, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	May 9, 2026
Exercise price | (per share)		$ 10.46 [1]	$ 7.72
Remaining life (year)	[1]	3 years 10 days
Options outstanding	[1]	10,000	10,000
Unvested	[1]	6,667	6,667
Vested	[1]	3,333	3,333
Option Expiry Date January 2, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 2, 2026
Exercise price | $ / shares		$ 6.89
Remaining life (year)		2 years 8 months 4 days
Options outstanding		28,250	28,250
Vested		28,250	28,250
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 7.94
Remaining life (year)		3 years 8 months 8 days
Options outstanding		332,666	332,666
Unvested		110,000	110,000
Vested		222,666	222,666
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 8.30
Remaining life (year)		3 years 8 months 15 days
Options outstanding		31,000	31,000
Unvested		5,333	5,333
Vested		25,667	25,667
Option Expiry Date February 22, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		February 22, 2024
Exercise price | $ / shares		$ 6.35
Remaining life (year)		9 months 25 days
Options outstanding		25,000	25,000
Vested		25,000	25,000
Option Expiry Date May 15, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 15, 2027
Exercise price | $ / shares		$ 5.79
Remaining life (year)		4 years 14 days
Options outstanding		80,000	80,000
Unvested		53,333	53,333
Vested		26,667	26,667
Option Expiry Date February 19, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	February 19, 2027
Exercise price | $ / shares	[2]	$ 5.55
Remaining life (year)	[2]	3 years 9 months 21 days
Options outstanding	[2]	29,060	29,060
Unvested	[2]	29,060	29,060
Option Expiry Date February 19, 2028
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	February 19, 2028
Exercise price | $ / shares	[2]	$ 5.55
Remaining life (year)	[2]	4 years 9 months 21 days
Options outstanding	[2]	609,452	609,452
Unvested	[2]	609,452	609,452

[1]	Exercise price of US $7.72. The figure in the table above is translated at the April 30, 2023 rate.
[2]	Exercise price of US $4.10. The figure in the table above is translated at the April 30, 2023 rate.